Financial Instruments - Schedule of Derivative Liabilities at Fair value (Table) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Total Fair Value	$ (3,167)		$ 0
Agreement A [Member]
Effective Date	21/10/2021
Termination Date	21/10/2025
Notional Amount in EURO | €		€ 120,000
Notional Amount in United States Dollars	$ 139,716
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.655%	3.655%
Total Fair Value	$ (2,552)
Agreement B [Member]
Effective Date	21/10/2021
Termination Date	21/10/2025
Notional Amount in EURO | €		€ 30,000
Notional Amount in United States Dollars	$ 34,929
Fixed Rate the Partnership receives in EURO	2.65%	2.65%
Fixed Rate the Partnership pays in United States Dollars	3.69%	3.69%
Total Fair Value	$ (615)